Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2024
Prospectus Date	rr_ProspectusDate	Oct. 31, 2023
Bahl & Gaynor Income Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Bahl & Gaynor Income Growth Fund

Class A Shares (Ticker Symbol: AFNAX)

Class C Shares (Ticker Symbol: AFYCX)

Class I Shares (Ticker Symbol: AFNIX)

A series of Investment Managers Series Trust

Supplement dated June 12, 2024, to the currently effective

Prospectus and Statement of Additional Information (“SAI”).

Effective July 1, 2024 (the “Effective Date”), Bahl & Gaynor, Inc. (the “Advisor”) has agreed to (i) lower its management fee for the Bahl & Gaynor Income Growth Fund (the “Fund”) from 0.65% to 0.45% of the Fund’s average daily net assets, and (ii) reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Fund from 1.08% to 0.93%, 1.83% to 1.68% and 0.83% to 0.68% of the average daily net assets of the Fund’s Class A shares, Class C shares and Class I shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the sections titled “YOUR ACCOUNT WITH THE FUND – Purchase of Shares/Class A Shares” on page 17 of the Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries” of the Prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current management fee and expense caps, effective July 1, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses on Class C Shares if you did not redeem your shares:
Bahl & Gaynor Income Growth Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFNAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.07%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 631
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	803
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,530
Bahl & Gaynor Income Growth Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFYCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.07%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 262
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,889
Bahl & Gaynor Income Growth Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFNIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.07%	[2]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738

[1]	For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.
[2]	The expense information in the table has been restated to reflect the current management fee and expense caps, effective July 1, 2024.